Share Capital - Share repurchases (Details) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share Capital
Shares repurchased	51,982	116,908
Share repurchase cost	$ 2,233	$ 5,135
Average repurchase cost per share	$ 42.96	$ 43.92
Liability for share purchase commitment	$ 150	$ 350
Share capital
Share Capital
Share repurchase cost	871	1,947
Liability for share purchase commitment	60	136
Retained earnings
Share Capital
Share repurchase cost	1,362	3,188
Liability for share purchase commitment	$ 90	$ 214